Income Taxes - Reconciliation of Income Tax Expense (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Tax provision at the parent statutory rate	$ 131	$ (2)	$ 115
Foreign income taxed at different rates	95	(11)	56
Change in valuation allowance	163	133	111
Italian IRAP taxes	17	22	6
Tax contingencies	18	(2)	26
Tax credits and incentives	(48)	(88)	(43)
Venezuela remeasurement, and impairment and deconsolidation charges	18	16	51
Non-deductible EC Settlement		160
Change in tax rate or law	39	14	23
Withholding taxes	6	11	8
Other	16	45	7
Total income tax provision	$ 455	$ 298	$ 360